Servicing of Residential Loans - Summary of Activity in Servicing Rights Carried at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jun. 30, 2014 ResCap Acquisition [Member]	Jun. 30, 2013 ResCap Acquisition [Member]	Jun. 30, 2014 ResCap Acquisition [Member]	Jun. 30, 2013 ResCap Acquisition [Member]	Dec. 31, 2013 ResCap Acquisition [Member]	Jan. 31, 2013 Bank of America Asset Purchase [Member]	Dec. 31, 2013 Bank of America Asset Purchase [Member]	Mar. 31, 2014 Everbank Financial Corp [Member]	Jun. 30, 2014 Everbank Financial Corp [Member]	Jun. 30, 2013 Everbank Financial Corp [Member]	Jun. 30, 2014 Everbank Financial Corp [Member]	Jun. 30, 2013 Everbank Financial Corp [Member]	Jun. 30, 2014 Purchase Of Servicing Rights [Member]	Jun. 30, 2013 Purchase Of Servicing Rights [Member]	Jun. 30, 2014 Purchase Of Servicing Rights [Member]	Jun. 30, 2013 Purchase Of Servicing Rights [Member]	Dec. 31, 2013 Purchase Of Servicing Rights [Member]	Jun. 30, 2014 Capitalized Servicing Rights [Member]	Jun. 30, 2013 Capitalized Servicing Rights [Member]	Jun. 30, 2014 Capitalized Servicing Rights [Member]	Jun. 30, 2013 Capitalized Servicing Rights [Member]	Dec. 31, 2013 Capitalized Servicing Rights [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Balance at beginning of period	$ 1,513,830	$ 766,943	$ 1,131,124	$ 0	$ 0
Servicing rights capitalized upon transfers of loans						0	0	0	242,604	242,604	495,700	502,973	58,700	0	0	58,680	0	20,241	19,885	339,288	537,627	123,358	45,554	36,305	98,167	37,595	187,749
Changes in fair value due to:
Other changes in fair value	(40,176)	(28,234)	(62,192)	(45,329)	(141,533)
Changes in valuation inputs or other assumptions	(43,376)	93,311	(68,994)	89,331	176,697
Other					12,894
Balance at end of period	$ 1,496,073	$ 888,210	$ 1,496,073	$ 888,210	$ 1,131,124